Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Touchstone Balanced Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Balanced Fund Summary
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Balanced Fund (the “Fund”) seeks capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of the Fund’s portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities. The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income, as of the date of this prospectus.AllocationsApproximate Target AllocationEquity60Fixed-Income40With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. With respect to fixed-income securities, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. Fort Washington Investment Advisors, Inc. (“Fort Washington”), the Fund’s sub-adviser, primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund’s fixed-income sleeve in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund’s investment policies are based on credit ratings at the time of purchase.The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.Fort Washington, subject to approval by the Fund’s Adviser, may change the Fund’s target allocation to each asset class (or to additional asset classes) without prior approval from or notice to shareholders.
Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	On October 27, 2017, the Sentinel Variable Products Balanced Fund, previously a series of Sentinel Variable Products Trust (the “Predecessor Fund”), was reorganized into Class I shares of the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Financial and performance information prior to October 27, 2017 is that of the Predecessor Fund.The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I share performance from calendar year to calendar year and by showing how the Fund’s Class I share average annual total returns for one year, five years, and ten years compare with a blended benchmark comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class I share performance from calendar year to calendar year and by showing how the Fund’s Class I share average annual total returns for one year, five years, and ten years compare with a blended benchmark comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Balanced Fund — Class I Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 202014.50Worst Quarter:2nd Quarter 2022(12.91Year-To-Date:3/31/20245.41
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2023
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class SC shares of the Fund commenced operations on April 13, 2021. Performance shown prior to the commencement date of Class SC shares is that of Class I shares of the Fund or the Predecessor Fund, as applicable. Class SC shares would have had substantially similar annual returns to Class I shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund returns shown in the table below are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the “Distribution and Taxes” section of the Fund's prospectus for more information.
Touchstone Balanced Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Touchstone Balanced Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.
Touchstone Balanced Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Touchstone Balanced Fund | Large-Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Touchstone Balanced Fund | Mid-Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
Touchstone Balanced Fund | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Touchstone Balanced Fund | Fixed-Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.
Touchstone Balanced Fund | Asset-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.
Touchstone Balanced Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.
Touchstone Balanced Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Touchstone Balanced Fund | Investment-Grade Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.
Touchstone Balanced Fund | Mortgage-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.
Touchstone Balanced Fund | Non-Investment-Grade Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.
Touchstone Balanced Fund | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Prepayment Risk: The risk that a debt security may be paid off and proceeds reinvested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.
Touchstone Balanced Fund | Rating Agency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Rating Agency Risk: Ratings represent a NRSRO opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Touchstone Balanced Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•U.S. Government Securities Risk: Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are generally neither issued nor guaranteed by the U.S. Treasury.
Touchstone Balanced Fund | Economic and Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund’s service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders.
Touchstone Balanced Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Touchstone Balanced Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.
Touchstone Balanced Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund’s initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.
Touchstone Balanced Fund | Forward Foreign Currency Exchange Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Forward Foreign Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.
Touchstone Balanced Fund | Futures Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.
Touchstone Balanced Fund | Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-adviser is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.
Touchstone Balanced Fund | Swap Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Swap Agreements Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.
Touchstone Balanced Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Touchstone Balanced Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
Touchstone Balanced Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
Touchstone Balanced Fund | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.
Touchstone Balanced Fund | Mortgage Dollar Roll Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.
Touchstone Balanced Fund | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains, although owners of variable annuity contracts or variable life policies are not expected to be subject to federal income tax on distributions of capital gains by the Fund. As a result, high portfolio turnover may reduce the Fund’s returns.
Touchstone Balanced Fund | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk: Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there is no guarantee that the Fund will be able to prevent or mitigate the impact of any or all cyber-events.
Touchstone Balanced Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	533
10 Years	rr_ExpenseExampleYear10	$ 1,206
2014	rr_AnnualReturn2014	7.81%
2015	rr_AnnualReturn2015	0.03%
2016	rr_AnnualReturn2016	7.42%
2017	rr_AnnualReturn2017	14.06%
2018	rr_AnnualReturn2018	(6.07%)
2019	rr_AnnualReturn2019	22.80%
2020	rr_AnnualReturn2020	19.16%
2021	rr_AnnualReturn2021	17.07%
2022	rr_AnnualReturn2022	(15.97%)
2023	rr_AnnualReturn2023	18.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.91%)
1 Year	rr_AverageAnnualReturnYear01	18.61%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Touchstone Balanced Fund | Class SC
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	$ 1,472
1 Year	rr_AverageAnnualReturnYear01	18.57%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Touchstone Balanced Fund | Blend comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	9.98%
10 Years	rr_AverageAnnualReturnYear10	8.09%

[1]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
[2]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.79% of average daily net assets for both Class I and Class SC shares. This contractual expense limitation is effective through April 29, 2025, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.